Performance Management	Oct. 24, 2025
Investor Class Shares | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	The table also includes the performance of an additional index with a similar investment universe as the Fund.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 1.45%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	09/30/2024	2.31%
Worst Quarter	03/31/2022	(3.69)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.45%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.31%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.69%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Return Before Taxes	5.23%	0.75%	0.82%
Return After Taxes on Distributions	3.16%	-0.05%	0.22%
Return After Taxes on Distributions and Sale of Fund Shares	3.07%	0.23%	0.37%
Morningstar® US Core Bond IndexSM *	1.36%	-0.36%	1.32%
Morningstar® US 1-3 Yr Composite Government and Corporate Bond IndexSM *	4.37%	1.53%	1.62%

*	The Morningstar® US Core Bond IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US 1-3 Yr Composite Government and Corporate Bond IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com
Investor Class Shares | SA Global Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	The table also includes the performance of an additional index with a similar investment universe as the Fund.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 1.44%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	09/30/2024	2.51%
Worst Quarter	03/31/2022	(4.63)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.44%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.51%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.63%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Return Before Taxes	5.33%	0.38%	0.88%
Return After Taxes on Distributions	2.85%	-0.56%	0.09%
Return After Taxes on Distributions and Sale of Fund Shares	3.14%	-0.11%	0.33%
Morningstar® Global Core Bond Hedged IndexSM *	3.16%	0.04%	1.77%
Morningstar® Global 1-5 Yr Treasury Bond Hedged IndexSM *	4.42%	1.57%	1.76%
*	The Morningstar® Global Core Bond Hedged IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Global 1-5 Yr Treasury Bond Hedged IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com
Investor Class Shares | SA U.S. Core Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 7.38%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	06/30/2020	20.65%
Worst Quarter	03/31/2020	(20.02)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.38%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are notrelevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Return Before Taxes	22.83%	13.33%	12.19%
Return After Taxes on Distributions	22.63%	12.14%	10.85%
Return After Taxes on Distributions and Sale of Fund Shares	13.66%	10.40%	9.70%
Morningstar® US Market Extended IndexSM	23.81%	13.84%	12.56%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com
Investor Class Shares | SA U.S. Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarilyan indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	The table also includes the performance of an additional index with a similar investment universe as the Fund.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 7.16%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	12/31/2020	18.32%
Worst Quarter	03/31/2020	(31.76)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	31.76%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Return Before Taxes	11.39%	7.72%	7.96%
Return After Taxes on Distributions	10.71%	6.84%	6.63%
Return After Taxes on Distributions and Sale of Fund Shares	7.22%	5.96%	6.11%
Morningstar® US Market Extended IndexSM *	23.81%	13.84%	12.56%
Morningstar® US Large-Mid Cap Broad Value IndexSM *	17.16%	10.70%	10.39%
*	The Morningstar® US Market Extended IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US Large-Mid Cap Broad Value IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com
Investor Class Shares | SA U.S. Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	The table also includes the performance of an additional index with a similar investment universe as the Fund.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 7.20%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	12/31/2020	26.52%
Worst Quarter	03/31/2020	(31.37)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.20%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.52%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Return Before Taxes	11.16%	9.57%	8.16%
Return After Taxes on Distributions	11.08%	7.98%	6.67%
Return After Taxes on Distributions and Sale of Fund Shares	6.66%	7.39%	6.29%
Morningstar® US Market Extended IndexSM *	23.81%	13.84%	12.56%
Morningstar® US Small Cap Extended IndexSM *	11.34%	7.88%	7.88%
*	The Morningstar® US Market Extended IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US Small Cap Extended IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com
Investor Class Shares | SA International Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	The table also includes the performance of an additional index with a similar investment universe as the Fund.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 7.96%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	12/31/2020	21.91%
Worst Quarter	03/31/2020	(30.90)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.91%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Return Before Taxes	5.49%	6.28%	4.76%
Return After Taxes on Distributions	4.67%	5.58%	4.17%
Return After Taxes on Distributions and Sale of Fund Shares	3.91%	4.94%	3.79%
Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM *	4.34%	4.72%	5.23%
Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM *	5.62%	5.58%	4.79%
*	The Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com
Investor Class Shares | SA International Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	The table also includes the performance of an additional index with a similar investment universe as the Fund.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 6.23%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	06/30/2020	20.78%
Worst Quarter	03/31/2020	(30.29)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	623.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Return Before Taxes	3.27%	3.56%	5.21%
Return After Taxes on Distributions	2.42%	2.65%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares	2.69%	2.80%	4.11%
Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM *	4.34%	4.72%	5.23%
Morningstar® Developed Markets ex-US Small-Cap Target Market Exposure IndexSM *	2.51%	1.73%	4.70%
*	The Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Developed Markets ex-US Small-Cap Target Market Exposure IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com
Investor Class Shares | SA Emerging Markets Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	The table also includes the performance of an additional index with a similar investment universe as the Fund.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 7.23%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	12/31/2020	22.30%
Worst Quarter	03/31/2020	(32.75)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.30%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Return Before Taxes	5.47%	3.76%	3.41%
Return After Taxes on Distributions	4.30%	2.96%	2.91%
Return After Taxes on Distributions and Sale of Fund Shares	3.86%	2.86%	2.71%
Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM *	7.03%	2.88%	4.32%
Morningstar® Emerging Markets Value Target Market Exposure IndexSM *	8.07%	3.77%	4.90%
*	The Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Emerging Markets Value Target Market Exposure IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com
Investor Class Shares | SA Real Estate Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	The table also includes the performance of an additional index with a similar investment universe as the Fund.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]

Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 2.02%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	12/31/2023	17.76%
Worst Quarter	03/31/2020	(23.22)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.02%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.76%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	10 Years
Return Before Taxes	4.74%	2.66%	4.82%
Return After Taxes on Distributions	3.66%	1.23%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares	3.07%	1.81%	3.43%
Morningstar® US Market Extended IndexSM *	23.81%	13.84%	12.56%
Morningstar® US REIT IndexSM *	4.75%	3.24%	5.63%
*	The Morningstar® US Market Extended IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US REIT IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	The table also includes the performance of an additional index with a similar investment universe as the Fund.
Bar Chart [Heading]	Annual Total Returns (per calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return through the calendar quarter ended September 30, 2025 was 5.46%.

Highest/lowest quarterly return during the period shown:

	Quarter Ended	Total Return
Best Quarter	12/31/2020	14.24%
Worst Quarter	03/31/2020	(21.96)%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.24%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	5 Years	Since Fund Inception(a)
Return Before Taxes	9.88%	6.67%	6.27%
Return After Taxes on Distributions	7.96%	5.17%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares	6.70%	4.95%	4.75%
Morningstar® Global IndexSM*	16.31%	9.56%	9.11%
Morningstar® US Moderate Target Allocation IndexSM*	12.95%	7.47%	7.68%
(a)	July 1, 2015.
*	The Morningstar® Global IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® US Moderate Target Allocation IndexSM is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	http://www.sa-funds.com